Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative
Total	$ (47)	$ (204)	$ (133)	$ (703)
Depreciation expense
Derivative
Interest rate swaps	(47)	(47)	(94)	(94)
Interest and finance costs, net
Derivative
Interest rate swaps	$ 0	$ (157)	$ (39)	$ (609)